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                   The Hartford Financial Services Group, Inc.
                               Investment Law Unit
                              55 Farmington Avenue
                               Hartford, CT 06105


VIA ELECTRONIC TRANSMISSION

May 1, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Hartford HLS Series Fund II, Inc. - File Nos. 33-3920, 811-4615

Dear Commissioners:

     In lieu of filing the definitive prospectuses and statements of additional information for Hartford HLS Series Fund II, Inc. pursuant to Rule 497(c) under the Securities Act of 1933, I hereby certify that:

1) the form of prospectuses and statements of additional information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent registration statement amendment, and

2) the text of the most recent registration statement amendment was filed electronically.

     Please contact me at (860) 297-6443 with any questions.

Sincerely,

/s/ Kevin J. Carr

Kevin J. Carr
Assistant General Counsel